Share-based payments reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Share-based compensation expense	$ 2,461	$ 2,026
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	9,151	8,807
Share-based compensation expense	2,461	2,018
Transfer on exercise of options and other share-based awards	(2,834)	(1,674)
Ending balance, value	$ 8,778	$ 9,151